Property, Equipment and Capitalized Software (Tables)	3 Months Ended
Mar. 30, 2018
Vencore Holding Corp. and KGS Holding Corp.
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment
Property, equipment and capitalized software consisted of the following components (in thousands):

	As of December 31,		As of March 30,
	2016	2017	2018
			(Unaudited)
Leasehold improvements	$26,010	$28,433	$29,791
Computer equipment	24,809	31,147	34,282
Software	18,471	19,425	19,744
Furniture and fixtures	8,091	8,320	8,375
Machinery and equipment	2,625	2,625	2,625
Land	1,780	1,780	1,780
Other equipment	1,040	1,375	1,500
Construction in progress	4,204	5,347	1,374
Total	87,030	98,452	99,471
Less accumulated depreciation and amortization	(51,864)	(62,601)	(65,328)
Property, equipment, and capitalized software	$35,166	$35,851	$34,143